Reverse Takeover (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Reverse Takeover
Reverse Takeover description		Prior to close of the Transaction the Company completed a consolidation of its common shares on the basis of 1.4 pre-consolidated common shares for 1 post-consolidated common share. Upon close of the Transaction, the Company issued, in aggregate, 60,746,202 common shares to the GR Unlimited unitholders for all of the outstanding units of GR Unlimited, 100,000 common shares to a director of Grown Rogue Canada and 839,790 common shares to former debtholders of the Company.
Cash transaction costs	$ 1,093,221